Consolidated Statement of Changes in Stockholders' Equity - MXN ($) $ in Thousands	Capital stock	Legal reserve	Reserve for repurchase of shares	Other comprehensive income	Retained earnings	Non-controlling interest	Total
Balances at January 1 at Dec. 31, 2022	$ 7,767,276	$ 2,285,392	$ 11,554,572	$ (717,910)	$ 20,731,444	$ 7,394,833	$ 49,015,607
Comprehensive income:
Net profit for the year					10,203,713	472,231	10,675,944
Effect of foreign currency translation in subsidiaries				(901,783)		(628,963)	(1,530,746)
Remeasurement of labor obligations					1,644		1,644
Total comprehensive income for the year				(901,783)	10,205,357	(156,732)	9,146,842
Transfers to legal reserve		256,835			(256,835)
Aerostar's Capital reimbursement, non-controlling interest						(102,066)	(102,066)
Aerostar dividend paid, non-controlling interest						(490,185)	(490,185)
Ordinary and extraordinary dividends paid					(5,979,000)		(5,979,000)
Balance at December 31 at Dec. 31, 2023	7,767,276	2,542,227	11,554,572	(1,619,693)	24,700,966	6,645,850	51,591,198
Comprehensive income:
Net profit for the year					13,551,429	479,009	14,030,438
Effect of foreign currency translation in subsidiaries				2,011,178		807,240	2,818,418
Remeasurement of labor obligations					(17,233)		(17,233)
Total comprehensive income for the year				2,011,178	13,534,196	1,286,249	16,831,623
Increase in reserve for repurchase of shares			11,636,626		(11,636,626)
Aerostar's Capital reimbursement, non-controlling interest						(102,067)	(102,067)
Aerostar dividend paid, non-controlling interest						(430,329)	(430,329)
Ordinary and extraordinary dividends paid					(6,277,800)		(6,277,800)
Balance at December 31 at Dec. 31, 2024	7,767,276	2,542,227	23,191,198	391,485	20,320,736	7,399,703	61,612,625
Comprehensive income:
Net profit for the year					10,488,903	435,794	10,924,697
Effect of foreign currency translation in subsidiaries				(1,180,171)		(595,820)	(1,775,991)
Remeasurement of labor obligations					(13,766)		(13,766)
Total comprehensive income for the year				(1,180,171)	10,475,137	(160,026)	9,134,940
Increase in reserve for repurchase of shares			$ (23,191,198)		23,191,198
Aerostar's Capital reimbursement, non-controlling interest						(105,987)	(105,987)
Aerostar dividend paid, non-controlling interest						(235,212)	(235,212)
Ordinary and extraordinary dividends paid					(24,000,000)		(24,000,000)
Balance at December 31 at Dec. 31, 2025	$ 7,767,276	$ 2,542,227		$ (788,686)	$ 29,987,071	$ 6,898,478	$ 46,406,366